Financial Statements (Details) - USD ($)			1 Months Ended									3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Apr. 14, 2023	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Feb. 29, 2024	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Financial Statements [Line Items]
Date of incorporation														Feb. 04, 2015		Feb. 04, 2015
Reverse stock split														one for ten		one-for-ten
Working capital surplus																$ 6,086,069
Accumulated deficit						$ (43,662,547)						$ (53,318,557)		$ (53,318,557)		(43,662,547)	$ (24,511,350)
Net loss												(3,717,964)	$ (3,245,483)	(9,656,008)	$ (17,227,806)	(19,151,197)	(20,878,292)
Stock compensation expense												2,095,163	2,451,355	6,104,670	12,003,897	14,342,784	9,723,492
Depreciation												297,173	$ 119,502	766,416	$ 290,079	$ 436,005	$ 152,738
Working capital surplus												$ 27,237,289		$ 27,237,289
Amount of raised capital					$ 28,000,000	$ 2,000,000	$ 500,000	$ 500,000		$ 2,000,000	$ 2,450,000
Convertible Promissory Notes [Member]
Financial Statements [Line Items]
Interest rate					7.00%	7.00%					7.00%
Price per share (in Dollars per share)					$ 1.38	$ 1.38					$ 4.45					$ 1.38
Promissory Notes [Member]
Financial Statements [Line Items]
Amount of raised capital				$ 4,212,637					$ 500,000
Interest rate				7.00%			7.00%	7.00%	7.00%	7.00%
Working capital requirement										$ 1,000,000
One Year Convertible Promissory Notes [Member]
Financial Statements [Line Items]
Amount of raised capital				$ 1,000,000
Interest rate				7.00%
Converted amount				$ 450,000
Common shares converted (in Shares)				108,048
Two Affiliates [Member]
Financial Statements [Line Items]
Working capital requirement											$ 1,000,000
Three Other Investors[Member]
Financial Statements [Line Items]
Working capital requirement											$ 450,000
Sushruta Pvt Ltd., [Member]
Financial Statements [Line Items]
Amount of raised capital	$ 8,000,000
Sushruta Pvt Ltd., [Member] | Promissory Notes [Member]
Financial Statements [Line Items]
Amount of raised capital				$ 4,000,000
Interest rate				7.00%
Repayment paid				$ 4,212,637
Sushruta Pvt Ltd., [Member] | One Year Convertible Promissory Notes [Member]
Financial Statements [Line Items]
Amount of raised capital				4,000,000
Sushruta Pvt Ltd., [Member] | Convertible Notes [Member]
Financial Statements [Line Items]
Converted amount			$ 8,000,000	$ 22,000,000
Common shares converted (in Shares)			5,811,554	16,046,814
Andrew Economos [Member]
Financial Statements [Line Items]
Convertible notes issued		$ 3,000,000
Common shares converted (in Shares)		3,879,938
Andrew Economos [Member] | Convertible Promissory Notes [Member]
Financial Statements [Line Items]
Amount of raised capital				$ 1,000,000
Interest rate				7.00%
Repayment paid				$ 1,068,849
Subsequent Event [Member] | Convertible Notes [Member]
Financial Statements [Line Items]
Convertible notes issued			$ 28,000,000